Schedule of Investments
(unaudited)
September 30, 2024
BlackRock Basic Value V.I. Fund
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 4.0%
L3Harris Technologies, Inc. ............. 33,170 $ 7,890,148
RTX Corp. ........................ 37,990 4,602,868
12,493,016
Automobile Components — 2.4%
Aptiv plc
(a) (b)
........................ 85,510 6,157,575
Lear Corp. ........................ 10,273 1,121,298
7,278,873
Automobiles — 2.2%
General Motors Co.
(a)
................. 149,903 6,721,651
Banks — 10.5%
Citigroup, Inc. ...................... 158,851 9,944,073
First Citizens BancShares, Inc. , Class A
(a)
... 4,426 8,148,045
JPMorgan Chase & Co. ............... 24,830 5,235,654
Wells Fargo & Co. ................... 162,709 9,191,431
32,519,203
Broadline Retail — 3.1%
Alibaba Group Holding Ltd. , ADR ......... 72,175 7,659,211
Amazon.com, Inc.
(b)
.................. 9,580 1,785,041
9,444,252
Building Products — 1.8%
Johnson Controls International plc
(a)
....... 73,500 5,704,335
Capital Markets — 1.5%
Carlyle Group, Inc. (The)
(a)
.............. 70,216 3,023,501
UBS Group AG (Registered) ............ 52,471 1,623,665
4,647,166
Chemicals — 1.4%
International Flavors & Fragrances, Inc. ..... 42,394 4,448,402
Communications Equipment — 0.6%
Cisco Systems, Inc. .................. 32,808 1,746,042
Consumer Staples Distribution & Retail — 1.4%
Dollar General Corp. ................. 6,742 570,171
Dollar Tree, Inc.
(b)
.................... 53,949 3,793,694
4,363,865
Containers & Packaging — 1.8%
Sealed Air Corp. .................... 155,581 5,647,590
Diversified Telecommunication Services — 1.2%
AT&T, Inc. ......................... 99,510 2,189,220
Verizon Communications, Inc. ........... 35,992 1,616,401
3,805,621
Electric Utilities — 1.9%
Entergy Corp. ...................... 43,970 5,786,892
Entertainment — 2.0%
Electronic Arts, Inc. .................. 42,840 6,144,970
Financial Services — 3.3%
Fidelity National Information Services, Inc. ... 96,719 8,100,216
Visa, Inc. , Class A ................... 7,990 2,196,851
10,297,067
Food Products — 2.3%
Kraft Heinz Co. (The) ................. 200,950 7,055,354
Health Care Equipment & Supplies — 4.9%
Baxter International, Inc.
(a)
.............. 204,400 7,761,068
Koninklijke Philips NV, NYRS , ADR
(a) (b)
..... 58,087 1,900,607
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Medtronic plc ...................... 61,207 $ 5,510,466
15,172,141
Health Care Providers & Services — 10.3%
Cardinal Health, Inc. .................. 75,170 8,307,788
Cigna Group (The) ................... 12,902 4,469,769
CVS Health Corp. ................... 135,050 8,491,944
Elevance Health, Inc. ................. 2,960 1,539,200
Humana, Inc. ...................... 11,686 3,701,424
Labcorp Holdings, Inc. ................ 24,010 5,365,755
31,875,880
Household Durables — 1.5%
Sony Group Corp. , ADR ............... 47,570 4,593,835
Insurance — 5.7%
American International Group, Inc. ........ 77,907 5,705,130
Fidelity National Financial, Inc. , Class A ..... 113,355 7,034,811
Prudential plc , ADR .................. 58,780 1,089,781
Willis Towers Watson plc ............... 13,460 3,964,374
17,794,096
IT Services — 1.7%
Cognizant Technology Solutions Corp. , Class A 70,058 5,407,076
Life Sciences Tools & Services — 0.4%
Fortrea Holdings, Inc.
(b)
................ 65,840 1,316,800
Machinery — 0.5%
CNH Industrial NV
(a)
.................. 148,100 1,643,910
Media — 5.4%
Comcast Corp. , Class A ............... 195,472 8,164,866
Fox Corp. , Class A
(a)
.................. 42,640 1,804,951
WPP plc .......................... 659,850 6,759,130
16,728,947
Metals & Mining — 0.6%
Teck Resources Ltd. , Class B ........... 34,410 1,797,273
Multi-Utilities — 2.2%
Public Service Enterprise Group, Inc. ...... 22,824 2,036,129
Sempra .......................... 57,230 4,786,145
6,822,274
Oil, Gas & Consumable Fuels — 7.3%
BP plc , ADR ....................... 190,651 5,984,535
Chevron Corp. ...................... 9,616 1,416,148
Enterprise Products Partners LP
(a)
........ 53,590 1,560,005
Hess Corp. ........................ 41,590 5,647,922
Shell plc .......................... 155,510 5,045,015
Suncor Energy, Inc. .................. 82,610 3,049,961
22,703,586
Pharmaceuticals — 2.9%
AstraZeneca plc .................... 9,941 1,548,673
Bayer AG (Registered) ................ 49,658 1,680,016
Sanofi SA , ADR
(a)
.................... 99,357 5,725,944
8,954,633
Professional Services — 5.1%
Dun & Bradstreet Holdings, Inc.
(a)
......... 605,800 6,972,758
Leidos Holdings, Inc. ................. 10,246 1,670,098
SS&C Technologies Holdings, Inc. ........ 96,687 7,175,142
15,817,998
Semiconductors & Semiconductor Equipment — 0.6%
Intel Corp.
(a)
....................... 76,220 1,788,121

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Basic Value V.I. Fund
2
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 5.8%
HP, Inc.
(a)
......................... 170,090 $ 6,101,128
Samsung Electronics Co. Ltd. ........... 143,075 6,687,156
Western Digital Corp.
(b)
................ 74,220 5,068,484
17,856,768
Textiles, Apparel & Luxury Goods — 0.7%
Swatch Group AG (The) , ADR
(a)
.......... 188,590 2,010,369
Tobacco — 1.8%
British American Tobacco plc , ADR
(a)
....... 152,260 5,569,671
Total Common Stocks — 98 .8%
(Cost: $ 269,991,016 ) .............................. 305,957,677
Investment Companies
SPDR S&P Biotech ETF ............... 29,640 2,928,432
Total Investment Companies — 0 .9%
(Cost: $ 2,336,842 ) ............................... 2,928,432
Total Long-Term Investments — 99.7%
(Cost: $ 272,327,858 ) .............................. 308,886,109
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 9.1%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.05%
(e)
.................. 26,639,273 $ 26,660,585
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.83% .................... 1,369,761 1,369,761
Total Short-Term Securities — 9 .1%
(Cost: $ 28,030,853 ) ............................... 28,030,346
Total Investments — 108 .8%
(Cost: $ 300,358,711 ) .............................. 336,916,455
Liabilities in Excess of Other Assets — (8.8) % ............. (27,116,910)
Net Assets — 100.0% ...............................
$ 309,799,545
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 26,651,701
(a)
$ — $ 9,391 $ (507) $ 26,660,585 26,639,273 $ 111,007
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 3,232,316 — (1,862,555)
(a)
— — 1,369,761 1,369,761 81,203 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 36,163,245 — (36,155,611)
(a)
(8,050) 416 — — — —
$ 1,341 $ (91) $ 28,030,346 $ 192,210 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Basic Value V.I. Fund
3
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 12,493,016 $ — $ — $ 12,493,016
Automobile Components .................................. 7,278,873 — — 7,278,873
Automobiles .......................................... 6,721,651 — — 6,721,651
Banks ............................................... 32,519,203 — — 32,519,203
Broadline Retail ........................................ 9,444,252 — — 9,444,252
Building Products ....................................... 5,704,335 — — 5,704,335
Capital Markets ........................................ 3,023,501 1,623,665 — 4,647,166
Chemicals ............................................ 4,448,402 — — 4,448,402
Communications Equipment ................................ 1,746,042 — — 1,746,042
Consumer Staples Distribution & Retail ........................ 4,363,865 — — 4,363,865
Containers & Packaging .................................. 5,647,590 — — 5,647,590
Diversified Telecommunication Services ........................ 3,805,621 — — 3,805,621
Electric Utilities ........................................ 5,786,892 — — 5,786,892
Entertainment ......................................... 6,144,970 — — 6,144,970
Financial Services ...................................... 10,297,067 — — 10,297,067
Food Products ......................................... 7,055,354 — — 7,055,354
Health Care Equipment & Supplies ........................... 15,172,141 — — 15,172,141
Health Care Providers & Services ............................ 31,875,880 — — 31,875,880
Household Durables ..................................... 4,593,835 — — 4,593,835
Insurance ............................................ 17,794,096 — — 17,794,096
IT Services ........................................... 5,407,076 — — 5,407,076
Life Sciences Tools & Services .............................. 1,316,800 — — 1,316,800
Machinery ............................................ 1,643,910 — — 1,643,910
Media ............................................... 9,969,817 6,759,130 — 16,728,947
Metals & Mining ........................................ 1,797,273 — — 1,797,273
Multi-Utilities .......................................... 6,822,274 — — 6,822,274
Oil, Gas & Consumable Fuels ............................... 17,658,571 5,045,015 — 22,703,586
Pharmaceuticals ....................................... 5,725,944 3,228,689 — 8,954,633
Professional Services .................................... 15,817,998 — — 15,817,998
Semiconductors & Semiconductor Equipment .................... 1,788,121 — — 1,788,121
Technology Hardware, Storage & Peripherals .................... 11,169,612 6,687,156 — 17,856,768
Textiles, Apparel & Luxury Goods ............................ 2,010,369 — — 2,010,369
Tobacco ............................................. 5,569,671 — — 5,569,671
Investment Companies .................................... 2,928,432 — — 2,928,432
Short-Term Securities
Money Market Funds ...................................... 28,030,346 — — 28,030,346
$ 313,572,800 $ 23,343,655 $ — $ 336,916,455

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Basic Value V.I. Fund
4
Portfolio Abbreviation
ADR American Depositary Receipts
ETF Exchange-Traded Fund
NYRS New York Registered Shares
SPDR Standard & Poor’s Depositary Receipts